PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks
Aluminum 1.4%
Constellium SE*	859,511	$ 10,322,727
Coal & Consumable Fuels 0.5%
Whitehaven Coal Ltd. (Australia)	1,627,247	4,089,112
Copper 9.1%
Antofagasta PLC (Chile)	429,219	4,854,605
ERO Copper Corp. (Canada)*	512,130	9,673,739
First Quantum Minerals Ltd. (Zambia)	1,214,693	11,191,595
Freeport-McMoRan, Inc.	567,579	6,277,424
Lundin Mining Corp. (Chile)	3,581,678	17,341,205
OZ Minerals Ltd. (Australia)	651,702	4,555,184
Southern Copper Corp. (Peru)	419,073	14,998,622
		68,892,374
Diversified Metals & Mining 9.2%
Anglo American PLC (South Africa)	1,003,946	24,647,019
BHP Group Ltd. (Australia), ADR(a)	341,978	18,784,852
China Molybdenum Co. Ltd. (China) (Class H Stock)	10,161,881	2,925,454
Rio Tinto PLC (Australia), ADR	132,260	7,549,401
Teck Resources Ltd. (Canada) (Class B Stock)	784,174	16,067,725
		69,974,451
Electrical Components & Equipment 2.8%
GrafTech International Ltd.(a)	886,533	10,150,803
Sunrun, Inc.*(a)	563,285	10,730,579
		20,881,382
Fertilizers & Agricultural Chemicals 3.8%
FMC Corp.	143,376	12,390,554
Nutrien Ltd. (Canada)(a)	306,748	16,812,858
		29,203,412
Gold 9.1%
Agnico Eagle Mines Ltd. (Canada)(a)	482,159	25,183,165
Alacer Gold Corp.*	1,471,005	5,851,475
Algold Resources Ltd. (Canada), 144A*	4,379	829
Axmin, Inc. (Canada)*	666,158	204,420

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold (cont’d.)
Barrick Gold Corp. (Canada)(a)	1,550,816	$ 25,216,268
Newmont Goldcorp Corp.	350,030	12,783,096
		69,239,253
Heavy Electrical Equipment 0.5%
TPI Composites, Inc.*(a)	159,049	4,066,883
Industrial Gases 1.1%
Linde PLC (United Kingdom)	43,692	8,357,406
Industrial Machinery 1.0%
Chart Industries, Inc.*	103,569	7,822,567
Integrated Oil & Gas 12.7%
BP PLC (United Kingdom), ADR	546,217	21,706,664
Chevron Corp.	113,317	13,950,456
Equinor ASA (Norway), ADR(a)	651,037	11,594,969
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	568,386	17,893,207
Suncor Energy, Inc. (Canada)(a)	654,669	18,789,000
TOTAL SA (France), ADR(a)	249,782	12,923,721
		96,858,017
Multi-Utilities 0.5%
RWE AG (Germany)	151,840	4,096,575
Oil & Gas Equipment & Services 9.6%
Apergy Corp.*	226,637	7,372,501
Cactus, Inc. (Class A Stock)*	262,010	7,695,234
National Energy Services Reunited Corp.*(a)	440,459	3,523,672
ProPetro Holding Corp.*(a)	352,247	6,386,238
Schlumberger Ltd.	256,410	10,248,708
Select Energy Services, Inc. (Class A Stock)*	728,365	7,407,472
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	477,032	6,826,328
TechnipFMC PLC (United Kingdom)	838,868	23,102,425
		72,562,578
Oil & Gas Exploration & Production 19.4%
Brigham Minerals, Inc. (Class A Stock)*(a)	209,210	4,487,554
Concho Resources, Inc.	224,772	21,955,729
ConocoPhillips	150,841	8,911,686
Continental Resources, Inc.*	146,340	5,439,458

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Devon Energy Corp.	336,314	$ 9,080,478
Diamondback Energy, Inc.	178,504	18,462,669
EOG Resources, Inc.	232,669	19,974,634
Kosmos Energy Ltd. (Ghana)	1,380,060	8,294,161
Lundin Petroleum AB (Sweden)	132,356	4,179,353
Noble Energy, Inc.	1,004,433	22,177,881
Parsley Energy, Inc. (Class A Stock)*	409,658	6,796,226
Sintana Energy, Inc. (Canada)*	637,992	45,923
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	93,935
WPX Energy, Inc.*	1,673,426	17,470,567
		147,370,254
Oil & Gas Refining & Marketing 5.2%
Delek US Holdings, Inc.(a)	99,959	4,306,233
Marathon Petroleum Corp.	244,451	13,784,592
Valero Energy Corp.	250,215	21,330,829
		39,421,654
Oil & Gas Storage & Transportation 7.1%
Cheniere Energy, Inc.*	305,803	19,923,065
Kinder Morgan, Inc.	889,898	18,349,697
Targa Resources Corp.	393,721	15,319,684
		53,592,446
Precious Metals & Minerals 0.4%
Osisko Mining, Inc. (Canada)*	1,275,853	3,296,453
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement(original cost $4,469,143; purchased 11/27/07)^*(f)	523,100	—
		3,296,453
Renewable Electricity 1.7%
NextEra Energy Partners LP	202,247	9,837,294
Sunnova Energy International, Inc.*	250,000	2,812,500
		12,649,794
Semiconductors 1.0%
First Solar, Inc.*(a)	122,605	7,906,796

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Silver 0.8%
Wheaton Precious Metals Corp. (Canada)(a)	241,459	$ 6,306,909
Specialized REITs 0.7%
Weyerhaeuser Co.	200,464	5,093,790
Steel 0.4%
Warrior Met Coal, Inc.	125,656	3,108,729

Total Long-Term Investments (cost $632,445,283)		745,113,562

Short-Term Investments 5.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,663,411	5,663,411
PGIM Institutional Money Market Fund (cost $37,377,884; includes $37,260,152 of cash collateral for securities on loan)(b)(w)	37,381,646	37,389,122

Total Short-Term Investments (cost $43,041,295)		43,052,533

TOTAL INVESTMENTS 103.7% (cost $675,486,578)		788,166,095
Liabilities in excess of other assets (3.7)%		(28,123,743)

Net Assets 100.0%		$ 760,042,352

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR — American Depositary Receipt
Reg D — Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs — Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,928,171; cash collateral of $37,260,152 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Country Allocation:
The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2019 were as follows:
United States (including 4.9% of collateral for securities on loan)	58.5%
Canada	15.9
United Kingdom	7.0
Australia	4.6
South Africa	3.2
Chile	2.9
Netherlands	2.3
Peru	2.0
France	1.7
Zambia	1.5
Norway	1.5%
Ghana	1.1
Sweden	0.6
Germany	0.5
China	0.4
103.7
Liabilities in excess of other assets	(3.7)
100.0%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).